Cover	Sep. 11, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	000-25043
Entity Registrant Name	FIRST REAL ESTATE INVESTMENT TRUST OF NEW JERSEY, INC.
Entity Central Index Key	0000036840
Entity Tax Identification Number	22-1697095
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	505 Main Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Hackensack
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07601
City Area Code	(201)
Local Phone Number	488-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	FREVS
Preferred Stock [Member]
Title of 12(b) Security	Preferred Stock Purchase Rights